UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Small Cap Growth Fund
Class A [PNSAX]	Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$58	1.11%
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,820,826,156
Total Number of Portfolio Holdings	99
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Small Cap Growth Fund	PAGE 1	38972-STSA-0226

Putnam Small Cap Growth Fund
Class C [PNSCX]	Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$97	1.87%
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,820,826,156
Total Number of Portfolio Holdings	99
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Small Cap Growth Fund	PAGE 1	38972-STSC-0226

Putnam Small Cap Growth Fund
Class R [PSGRX]	Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$71	1.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,820,826,156
Total Number of Portfolio Holdings	99
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Small Cap Growth Fund	PAGE 1	38972-STSR-0226

Putnam Small Cap Growth Fund
Class R6 [PLKGX]	Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$38	0.73%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,820,826,156
Total Number of Portfolio Holdings	99
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Small Cap Growth Fund	PAGE 1	38972-STSR6-0226

Putnam Small Cap Growth Fund
Class Y [PSYGX]	Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$45	0.86%
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,820,826,156
Total Number of Portfolio Holdings	99
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Small Cap Growth Fund	PAGE 1	38972-STSY-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
Small Cap Growth
Fund
Financial Statements and Other Important Information
Semi-Annual | December 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 12
Notes to Financial Statements 16
Changes In and Disagreements with Accountants 26
Results of Meeting(s) of Shareholders 26
Remuneration Paid to Directors, Officers and Others 26
Board Approval of Management and Subadvisory Agreements 26

Putnam Funds Trust
Financial Highlights
Putnam Small Cap Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $74.87 $68.85 $56.31 $46.89 $73.13 $53.07
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.33) (0.60) (0.40) (0.25) (0.62) (0.66)
Net realized and unrealized gains (losses) 5.56 6.62 12.94 9.67 (15.28) 24.06
Total from investment operations ........ 5.23 6.02 12.54 9.42 (15.90) 23.40
Less distributions from:
Net realized gains ................. (0.34) — — — (10.34) (3.34)
Net asset value, end of period .......... $79.76 $74.87 $68.85 $56.31 $46.89 $73.13
Total return
c
....................... 6.97% 8.74% 22.27% 20.09% (25.78)% 44.93%
Ratios to average net assets
d
Expenses
e
........................ 1.11% 1.17% 1.21% 1.25% 1.24%
f
1.21%
Net investment (loss) ................ (0.81)% (0.83)% (0.66)% (0.48)% (0.97)% (1.00)%
Supplemental data
Net assets , end of period (000’s) ........ $554,800 $552,856 $501,770 $422,911 $383,000 $549,842
Portfolio turnover rate ................ 29% 51% 40% 48% 39% 70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $59.75 $55.36 $45.62 $38.28 $61.94 $45.68
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.50) (0.92) (0.69) (0.51) (0.92) (0.99)
Net realized and unrealized gains (losses) 4.44 5.31 10.43 7.85 (12.40) 20.59
Total from investment operations ........ 3.94 4.39 9.74 7.34 (13.32) 19.60
Less distributions from:
Net realized gains ................. (0.34) — — — (10.34) (3.34)
Net asset value, end of period .......... $63.35 $59.75 $55.36 $45.62 $38.28 $61.94
Total return
c
....................... 6.58% 7.93% 21.35% 19.17% (26.32)% 43.84%
Ratios to average net assets
d
Expenses
e
........................ 1.87% 1.93% 1.96% 2.00% 1.99%
f
1.96%
Net investment (loss) ................ (1.56)% (1.58)% (1.41)% (1.23)% (1.72)% (1.74)%
Supplemental data
Net assets , end of period (000’s) ........ $29,061 $31,486 $22,177 $13,906 $11,761 $17,120
Portfolio turnover rate ................ 29% 51% 40% 48% 39% 70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $70.20 $64.72 $53.06 $44.30 $69.79 $50.89
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.40) (0.74) (0.51) (0.35) (0.74) (0.81)
Net realized and unrealized gains (losses) 5.22 6.22 12.17 9.11 (14.41) 23.05
Total from investment operations ........ 4.82 5.48 11.66 8.76 (15.15) 22.24
Less distributions from:
Net realized gains ................. (0.34) — — — (10.34) (3.34)
Net asset value, end of period .......... $74.68 $70.20 $64.72 $53.06 $44.30 $69.79
Total return
c
....................... 6.85% 8.47% 21.98% 19.77% (25.96)% 44.56%
Ratios to average net assets
d
Expenses
e
........................ 1.37% 1.42% 1.46% 1.50% 1.49%
f
1.46%
Net investment (loss) ................ (1.06)% (1.08)% (0.91)% (0.73)% (1.22)% (1.26)%
Supplemental data
Net assets , end of period (000’s) ........ $18,204 $19,272 $20,938 $16,874 $15,995 $23,571
Portfolio turnover rate ................ 29% 51% 40% 48% 39% 70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $80.91 $74.10 $60.36 $50.07 $77.13 $55.62
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.19) (0.33) (0.17) (0.04) (0.39) (0.46)
Net realized and unrealized gains (losses) 6.01 7.14 13.91 10.33 (16.33) 25.31
Total from investment operations ........ 5.82 6.81 13.74 10.29 (16.72) 24.85
Less distributions from:
Net realized gains ................. (0.34) — — — (10.34) (3.34)
Net asset value, end of period .......... $86.39 $80.91 $74.10 $60.36 $50.07 $77.13
Total return
c
....................... 7.18% 9.19% 22.76% 20.55% (25.49)% 45.49%
Ratios to average net assets
d
Expenses
e
........................ 0.73% 0.76% 0.81% 0.85% 0.85%
f
0.83%
Net investment (loss) ................ (0.43)% (0.42)% (0.26)% (0.08)% (0.58)% (0.64)%
Supplemental data
Net assets , end of period (000’s) ........ $848,724 $841,517 $422,360 $161,550 $58,592 $59,840
Portfolio turnover rate ................ 29% 51% 40% 48% 39% 70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $79.68 $73.09 $59.63 $49.54 $76.51 $55.27
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.24) (0.45) (0.26) (0.12) (0.47) (0.54)
Net realized and unrealized gains (losses) 5.92 7.04 13.72 10.21 (16.16) 25.12
Total from investment operations ........ 5.68 6.59 13.46 10.09 (16.63) 24.58
Less distributions from:
Net realized gains ................. (0.34) — — — (10.34) (3.34)
Net asset value, end of period .......... $85.02 $79.68 $73.09 $59.63 $49.54 $76.51
Total return
c
....................... 7.12% 9.02% 22.57% 20.37% (25.58)% 45.29%
Ratios to average net assets
d
Expenses
e
........................ 0.86% 0.92% 0.96% 1.00% 0.99%
f
0.96%
Net investment (loss) ................ (0.56)% (0.58)% (0.41)% (0.23)% (0.70)% (0.77)%
Supplemental data
Net assets , end of period (000’s) ........ $1,370,037 $1,446,991 $1,052,476 $473,914 $221,055 $181,762
Portfolio turnover rate ................ 29% 51% 40% 48% 39% 70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Schedule of Investments (unaudited), December 31, 2025
Putnam Small Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.8%
Aerospace & Defense 7.4%
a,b
AeroVironment, Inc. ................................. United States 74,224 $ 17,954,043
Carpenter Technology Corp. ........................... United States 224,489 70,678,117
a
Kratos Defense & Security Solutions, Inc. ................. United States 590,467 44,822,350
a
Mercury Systems, Inc. ................................ United States 122,864 8,970,301
a
Rocket Lab Corp. ................................... United States 283,102 19,749,196
VSE Corp. ........................................ United States 285,558 49,335,856
211,509,863
Automobile Components 1.3%
Patrick Industries, Inc. ................................ United States 324,939 35,233,136
Banks 2.0%
a
Axos Financial, Inc. .................................. United States 208,306 17,947,645
a
Bancorp, Inc. (The) .................................. United States 565,518 38,183,775
56,131,420
Biotechnology 9.7%
a
ADMA Biologics, Inc. ................................. United States 1,774,386 32,364,801
a
Arcus Biosciences, Inc. ............................... United States 279,963 6,671,518
a,b
Ascendis Pharma A/S , ADR ........................... Denmark 104,056 22,188,901
a
Bridgebio Pharma, Inc. ............................... United States 430,723 32,946,002
a,b
CG oncology, Inc. ................................... United States 116,371 4,831,724
a
Halozyme Therapeutics, Inc. ........................... United States 577,541 38,868,509
a
Insmed, Inc. ....................................... United States 163,149 28,394,452
a
Kymera Therapeutics, Inc. ............................. United States 216,994 16,884,303
a,b
Madrigal Pharmaceuticals, Inc. ......................... United States 51,019 29,710,404
a
Nuvalent, Inc. , A .................................... United States 132,352 13,313,288
a
Rhythm Pharmaceuticals, Inc. .......................... United States 282,279 30,215,144
a
Xenon Pharmaceuticals, Inc. ........................... Canada 322,634 14,460,456
270,849,502
Broadline Retail 0.8%
a
Ollie's Bargain Outlet Holdings, Inc. ...................... United States 205,844 22,562,561
Capital Markets 3.2%
Perella Weinberg Partners , A ........................... United States 867,311 15,004,480
Piper Sandler Cos. .................................. United States 78,582 26,695,091
StepStone Group, Inc. , A .............................. United States 795,919 51,074,122
92,773,693
Commercial Services & Supplies 0.6%
a
Casella Waste Systems, Inc. , A ......................... United States 171,751 16,821,293
Construction & Engineering 8.0%
Comfort Systems USA, Inc. ............................ United States 79,523 74,218,021
a,b
Construction Partners, Inc. , A .......................... United States 365,735 39,700,534
a
Dycom Industries, Inc. ................................ United States 113,667 38,408,079
a
IES Holdings, Inc. ................................... United States 99,851 38,844,036
a,b
Legence Corp. , A ................................... United States 463,915 19,966,902
a,b
Sterling Infrastructure, Inc. ............................ United States 49,425 15,135,418
226,272,990
Consumer Finance 2.3%
a
Dave, Inc. ......................................... United States 77,436 17,145,105
a
Enova International, Inc. .............................. United States 300,619 47,257,307
64,402,412

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Consumer Services 1.3%
a
Adtalem Global Education, Inc. ......................... United States 366,303 $ 37,901,371
Electrical Equipment 1.5%
a
Bloom Energy Corp. , A ............................... United States 484,889 42,132,005
Electronic Equipment, Instruments & Components 5.2%
b
Advanced Energy Industries, Inc. ....................... United States 305,967 64,060,311
a
Fabrinet .......................................... Thailand 104,013 47,355,039
a,b
Itron, Inc. ......................................... United States 189,064 17,556,483
a,b
Mirion Technologies, Inc. , A ............................ United States 708,109 16,583,913
145,555,746
Energy Equipment & Services 1.7%
Archrock, Inc. ...................................... United States 1,069,981 27,840,906
CES Energy Solutions Corp. ........................... Canada 2,012,647 17,992,189
45,833,095
Health Care Equipment & Supplies 1.9%
a
Establishment Labs Holdings, Inc. ....................... Costa Rica 94,662 6,898,967
a
iRhythm Technologies, Inc. ............................ United States 67,205 11,924,855
a
Merit Medical Systems, Inc. ............................ United States 268,377 23,654,749
a,b
UFP Technologies, Inc. ............................... United States 64,697 14,364,675
56,843,246
Health Care Providers & Services 7.5%
Encompass Health Corp. ............................. United States 530,811 56,340,280
Ensign Group, Inc. (The) .............................. United States 339,994 59,226,955
a
GeneDx Holdings Corp. , A ............................. United States 217,039 28,228,092
a
Guardant Health, Inc. ................................ United States 275,830 28,173,276
a,b
Hims & Hers Health, Inc. .............................. United States 405,900 13,179,573
a,b
RadNet, Inc. ....................................... United States 341,597 24,372,946
209,521,122
Health Care Technology 1.1%
a
Doximity, Inc. , A .................................... United States 492,542 21,809,760
a
Waystar Holding Corp. ............................... United States 282,333 9,246,406
31,056,166
Hotels, Restaurants & Leisure 1.7%
a
Planet Fitness, Inc. , A ................................ United States 265,490 28,797,700
Texas Roadhouse, Inc. , A ............................. United States 119,717 19,873,022
48,670,722
Household Durables 2.1%
a,b
Cavco Industries, Inc. ................................ United States 25,829 15,258,223
Installed Building Products, Inc. ......................... United States 170,670 44,270,091
59,528,314
Independent Power and Renewable Electricity Producers 0.5%
a
Talen Energy Corp. .................................. United States 38,058 14,265,661
Insurance 1.3%
Kinsale Capital Group, Inc. ............................ United States 40,485 15,834,493
a
Skyward Specialty Insurance Group, Inc. .................. United States 397,092 20,295,372
36,129,865
IT Services 1.0%
a,b
Applied Digital Corp. ................................. United States 544,185 13,343,416

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
a
DigitalOcean Holdings, Inc. ............................ United States 291,545 $ 14,029,145
27,372,561
Life Sciences Tools & Services 1.6%
a
Medpace Holdings, Inc. ............................... United States 81,101 45,550,377
Machinery 7.6%
a
CECO Environmental Corp. ........................... United States 150,855 9,028,672
Crane Co. ......................................... United States 187,656 34,609,396
Federal Signal Corp. ................................. United States 367,274 39,882,284
JBT Marel Corp. .................................... United States 103,026 15,522,927
a
RBC Bearings, Inc. .................................. United States 146,116 65,522,798
a
SPX Technologies, Inc. ............................... United States 257,154 51,446,229
216,012,306
Metals & Mining 0.4%
a,b
Coeur Mining, Inc. ................................... United States 691,352 12,326,806
Oil, Gas & Consumable Fuels 0.8%
a,b
Centrus Energy Corp. , A .............................. United States 58,438 14,186,409
a
Energy Fuels, Inc. ................................... United States 569,695 8,283,365
22,469,774
Pharmaceuticals 1.4%
a
Axsome Therapeutics, Inc. ............................ United States 192,200 35,103,408
a
Tarsus Pharmaceuticals, Inc. ........................... United States 66,685 5,460,168
40,563,576
Professional Services 3.0%
a,b
Huron Consulting Group, Inc. .......................... United States 400,159 69,191,493
a
Parsons Corp. ...................................... United States 229,385 14,175,993
83,367,486
Real Estate Management & Development 1.5%
Colliers International Group, Inc. ........................ Canada 291,689 42,873,002
Semiconductors & Semiconductor Equipment 7.4%
a,b
Camtek Ltd. ....................................... Israel 274,630 29,205,527
a
Credo Technology Group Holding Ltd. .................... United States 326,957 47,045,843
a
FormFactor, Inc. .................................... United States 180,372 10,061,150
a,b
Nova Ltd. ......................................... Israel 225,684 74,112,369
a
Rambus, Inc. ...................................... United States 259,122 23,810,721
a
SiTime Corp. ....................................... United States 71,388 25,213,528
209,449,138
Software 7.4%
a
ACI Worldwide, Inc. .................................. United States 1,032,972 49,386,391
a
Agilysys, Inc. ....................................... United States 274,058 32,569,053
a
Commvault Systems, Inc. ............................. United States 149,963 18,799,362
a
Descartes Systems Group, Inc. (The) .................... Canada 484,934 42,509,314
InterDigital, Inc. ..................................... United States 50,237 15,994,456
Pegasystems, Inc. ................................... United States 653,792 39,044,458
a
Vertex, Inc. , A ...................................... United States 309,621 6,183,131
204,486,165
Specialty Retail 3.3%
a
Aritzia, Inc. ........................................ Canada 595,029 50,873,668

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
a,b
Boot Barn Holdings, Inc. .............................. United States 246,786 $ 43,550,325
94,423,993
Technology Hardware, Storage & Peripherals 0.8%
a,b
IonQ, Inc. ......................................... United States 504,506 22,637,184
Trading Companies & Distributors 2.5%
Applied Industrial Technologies, Inc. ..................... United States 174,265 44,746,024
FTAI Aviation Ltd. ................................... United States 130,820 25,751,917
70,497,941
Total Common Stocks (Cost $ 1,940,631,773 ) ..................................
2,816,024,492
Rights
Rights 0.0%
†
Biotechnology 0.0%
†
a,c
Blueprint Medicines Corp., CVR , 12/31/28 ................. United States 78,498 36,109
Total Rights (Cost $ 36,109 ) .................................................
36,109
Total Long Term Investments (Cost $ 1,940,667,882 ) ...........................
2,816,060,601
a
Short Term Investments 6.9%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 0.3%
d,e
Putnam Short Term Investment Fund , Class P , 3.967% ....... United States 9,497,303 9,497,303
Total Management Investment Companies (Cost $ 9,497,303 ) ...................
9,497,303
f
Investments from Cash Collateral Received for
Loaned Securities 6.6%
Money Market Funds 6.6%
d,e
Putnam Cash Collateral Pool, LLC , 4.044% ................ United States 184,685,582 184,685,582
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 184,685,582 ) ........................................................
184,685,582
Total Short Term Investments (Cost $ 194,182,885 ) .............................
194,182,885
a
Total Investments (Cost $ 2,134,850,767 ) 106.7% ..............................
$3,010,243,486
Other Assets, less Liabilities (6.7) % .........................................
(189,417,330)
Net Assets 100.0% .........................................................
$2,820,826,156
a a a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 25
.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2025. See Note 1(c).
c
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
d
See Note 3(g) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(c) regarding securities on loan.

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
Decemebr 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Small
Cap Growth
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,940,667,882
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 194,182,885
Value - Unaffiliated issuers (Includes securities loaned of $178,693,807) ................................ $2,816,060,601
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 194,182,885
Cash .................................................................................... 59,783
Receivables:
Capital shares sold ........................................................................ 2,246,793
Dividends ............................................................................... 288,946
Prepaid expenses .......................................................................... 151,823
Total assets .......................................................................... 3,012,990,831
Liabilities:
Payables:
Capital shares redeemed ................................................................... 4,704,838
Management fees ......................................................................... 1,597,427
Administrative fees ........................................................................ 9,228
Distribution fees .......................................................................... 154,707
Transfer agent fees ........................................................................ 752,186
Trustees' fees and expenses ................................................................. 144,910
Payable upon return of securities loaned (Note 1 c ) .................................................. 184,685,582
Accrued expenses and other liabilities ........................................................... 115,797
Total liabilities ......................................................................... 192,164,675
Net assets, at value ................................................................. $2,820,826,156
Net assets consist of:
Paid-in capital ............................................................................. $1,951,676,808
Total distributable earnings (losses) ............................................................. 869,149,348
Net assets, at value ................................................................. $2,820,826,156

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
Decemebr 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Small
Cap Growth
Fund
Class A:
Net assets, at value ....................................................................... $554,800,389
Shares outstanding ........................................................................ 6,955,490
Net asset value per share
a,b
.................................................................. $79.76
Maximum offering price per share (net asset value per share ÷ 94.25%)
b
................................ $84.63
Class C:
Net assets, at value ....................................................................... $29,060,705
Shares outstanding ........................................................................ 458,749
Net asset value and maximum offering price per share
a,b
............................................ $63.35
Class R:
Net assets, at value ....................................................................... $18,203,564
Shares outstanding ........................................................................ 243,770
Net asset value and maximum offering price per share
b
............................................. $74.68
Class R6:
Net assets, at value ....................................................................... $848,724,340
Shares outstanding ........................................................................ 9,824,233
Net asset value and maximum offering price per share
b
............................................. $86.39
Class Y:
Net assets, at value ....................................................................... $1,370,037,158
Shares outstanding ........................................................................ 16,114,080
Net asset value and maximum offering price per share
b
............................................. $85.02
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statement of Operations
for the six months ended December 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Small
Cap Growth
Fund
Investment income:
Dividends: (net of foreign taxes of $37,266)
Unaffiliated issuers ........................................................................ $3,330,063
Non-controlled affiliates (Note 3 g ) ............................................................. 534,864
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (3,687,195)
Non-controlled affiliates (Note 3 g ) ............................................................. 4,369,486
Total investment income ................................................................... 4,547,218
Expenses:
Management fees (Note 3 a ) ................................................................... 9,878,187
Administrative fees (Note 3 b ) .................................................................. 20,067
Distribution fees: (Note 3c )
    Class A ................................................................................ 722,181
    Class C ................................................................................ 154,705
    Class R ................................................................................ 46,744
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 521,654
    Class C ................................................................................ 28,024
    Class R ................................................................................ 16,904
    Class R6 ............................................................................... 220,473
    Class Y ................................................................................ 1,337,244
Custodian fees ............................................................................. 11,759
Reports to shareholders fees .................................................................. 98,423
Registration and filing fees .................................................................... (53,976)
Professional fees ........................................................................... 140,433
Trustees' fees and expenses (Note 3 f ) ........................................................... 50,959
Interest expense ........................................................................... 4,217
Other .................................................................................... 46,533
Total expenses ......................................................................... 13,244,531
Expense reductions (Note 4 ) ............................................................... (7,115)
Net expenses ......................................................................... 13,237,416
Net investment income (loss) ............................................................ (8,690,198)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 85,086,585
Foreign currency transactions ................................................................ 4,683
Net realized gain (loss) .................................................................. 85,091,268
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 126,816,660
Net realized and unrealized gain (loss) ............................................................ 211,907,928
Net increase (decrease) in net assets resulting from operations .......................................... $203,217,730

Putnam Funds Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Small Cap Growth Fund
Six Months Ended
December 31, 2025
(unaudited)
Year Ended
June 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(8,690,198) $(16,511,538)
Net realized gain (loss) ................................................. 85,091,268 15,835,862
Net change in unrealized appreciation (depreciation) ........................... 126,816,660 176,337,231
Net increase (decrease) in net assets resulting from operations ................ 203,217,730 175,661,555
Distributions to shareholders:
Class A ............................................................. (2,354,335) —
Class C ............................................................. (154,493) —
Class R ............................................................. (82,187) —
Class R6 ............................................................ (3,318,846) —
Class Y ............................................................. (5,468,015) —
Total distributions to shareholders .......................................... (11,377,876) —
Capital share transactions: (Note 2 )
Class A ............................................................. (34,008,809) 8,423,238
Class B ............................................................. — (645,689)
Class C ............................................................. (4,282,038) 8,340,228
Class R ............................................................. (2,198,231) (3,123,093)
Class R6 ............................................................ (49,695,832) 373,534,293
Class Y ............................................................. (172,951,544) 309,583,223
Total capital share transactions ............................................ (263,136,454) 696,112,200
Net increase (decrease) in net assets ................................... (71,296,600) 871,773,755
Net assets:
Beginning of period ..................................................... 2,892,122,756 2,020,349,001
End of period .......................................................... $2,820,826,156 $2,892,122,756

Putnam Funds Trust
Notes to Financial Statements (unaudited)
Putnam Small Cap Growth Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of fourteen
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
Putnam Small Cap Growth Fund (Fund) is included in this
report. The Fund offers five classes of shares: Class A,
Class C, Class R, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The Fund was closed to new investors with limited
exceptions effective January 15, 2025.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Small Cap Growth Fund
(continued)
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund‘s Schedule of Investments.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Small Cap Growth Fund
(continued)
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Dividend
income is recorded on the ex-dividend date except for
certain dividends from securities where the dividend rate
is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income Taxes
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Small Cap Growth Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
December 31, 2025
Year Ended
June 30, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 170,655 $13,556,058 1,180,538 $86,972,693
Shares issued in reinvestment of distributions .......... 28,015 2,299,788 — —
Shares redeemed ............................... (627,263) (49,864,655) (1,084,066) (78,549,455)
Net increase (decrease) .......................... (428,593) $(34,008,809) 96,472 $8,423,238
Class B Shares:
*
Shares sold ................................... — $— 6 $356
Shares redeemed ............................... — — (11,284) (646,045)
Net increase (decrease) .......................... — $— (11,278) $(645,689)
Class C Shares:
Shares sold ................................... 14,503 $918,970 277,903 $16,789,649
Shares issued in reinvestment of distributions .......... 2,365 154,158 — —
Shares redeemed
a
.............................. (85,084) (5,355,166) (151,532) (8,449,421)
Net increase (decrease) .......................... (68,216) $(4,282,038) 126,371 $8,340,228
Class R Shares:
Shares sold ................................... 23,864 $1,766,626 115,893 $8,019,330
Shares issued in reinvestment of distributions .......... 1,067 82,007 — —
Shares redeemed ............................... (55,684) (4,046,864) (164,890) (11,142,423)
Net increase (decrease) .......................... (30,753) $(2,198,231) (48,997) $(3,123,093)
Class R6 Shares:
Shares sold ................................... 958,671 $82,734,191 7,162,908 $566,286,045
Shares issued in reinvestment of distributions .......... 35,925 3,193,769 — —
Shares redeemed ............................... (1,571,134) (135,623,792) (2,462,031) (192,751,752)
Net increase (decrease) .......................... (576,538) $(49,695,832) 4,700,877 $373,534,293
Class Y Shares:
Shares sold ................................... 1,350,283 $113,739,529 12,199,198 $955,891,188
Shares issued in reinvestment of distributions .......... 61,882 5,414,116 — —
Shares redeemed ............................... (3,457,242) (292,105,189) (8,438,863) (646,307,965)
Net increase (decrease) .......................... (2,045,077) $(172,951,544) 3,760,335 $309,583,223
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Small Cap Growth Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
In addition, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the Fund’s average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from the base fee for that month. The performance adjustment rate is equal to 0.03 multiplied by the difference between the
Fund’s annualized performance (measured by the Fund’s class A shares) and the annualized performance of the Russell
2000 Growth Index each measured over the performance period. The maximum annualized performance adjustment rate is
+/- 0.18%. The monthly base fee is determined based on the Fund’s average net assets for the month, while the performance adjustment is determined based on the Fund’s average net assets over the thirty-six month performance period. This means it is possible that, if the Fund underperforms significantly over the performance period, and the Fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam
Management would make a payment to the Fund.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Putnam Investments Limited (PIL) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Retail Management Limited Partnership (Putnam Retail
Management)
Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.780% of the first $5 billion,
0.730% of the next $5 billion,
0.680% of the next $10 billion,
0.630% of the next $10 billion,
0.580% of the next $50 billion,
0.560% of the next $50 billion,
0.550% of the next $100 billion and
0.545% of any excess thereafter.

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Small Cap Growth Fund
(continued)
Because the performance adjustment is based on the Fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the Fund’s shares lose value during the performance period provided that the Fund outperformed its benchmark index, and could decrease
Putnam Management’s fee even if the Fund’s shares increase in value during the performance period provided that the Fund underperformed its benchmark index.
For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.662% of the Fund’s average net assets, which included an effective base fee of 0.599% and an increase of 0.063%
($933,193) based on performance.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors, or for periods prior to August 2, 2024, Putnam Retail
Management, for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Small Cap Growth Fund
(continued)
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $14,716
CDSC retained .............................................................................. $12,633
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.967% ...... $47,086,907 $270,755,805 $(308,345,409) $— $— $9,497,303 9,497,303 $534,864
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Small Cap Growth Fund
(continued)
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through October 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended December 31, 2025, the fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At June 30, 2025, the capital loss carryforwards were as follows:
At December 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and passive foreign investment company shares.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Small Cap Growth Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.044% ............. $164,675,548 $681,045,018 $(661,034,984) $— $— $184,685,582 184,685,582 $4,369,486
Total Affiliated Securities ... $211,762,455 $951,800,823 $(969,380,393) $— $— $194,182,885 $4,904,350
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 39,987,372
Cost of investments .......................................................................... $2,145,057,645
Unrealized appreciation ........................................................................ $939,007,257
Unrealized depreciation ........................................................................ (73,821,416)
Net unrealized appreciation (depreciation) .......................................................... $865,185,841
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Small Cap Growth Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2025, aggregated
$838,571,363 and $1,087,455,562, respectively.
At December 31, 2025, in connection with securities lending transactions, the Fund loaned equity investments and received
$184,685,582 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended December 31, 2025, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Small Cap Growth Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 2,816,024,492 $ — $ — $ 2,816,024,492
Rights ................................. — — 36,109 36,109
Short Term Investments ................... 9,497,303 184,685,582 — 194,182,885
Total Investments in Securities ........... $2,825,521,795 $184,685,582 $36,109 $3,010,243,486

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Small Cap Growth Fund
(continued)
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s
Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
a
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
ADR American Depositary Receipt
CVR Contingent Voting Rights
8. Fair Value Measurements
(continued)

Putnam Funds Trust

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Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38972-SFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 26, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	February 26, 2026